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                                       John E. Connolly, Jr.
                                       Assistant General Counsel
                                       Metropolitan Life Insurance Company
                                       Telephone: (617) 578-3031

                                       May 1, 2014

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:  MetLife Insurance Company of Connecticut
     MetLife of CT Fund UL III for Variable Life Insurance
     File Nos. 333-105335; 811-09215 (Corporate Select Policy)
     Rule 497(j) Certification

Members of the Commission:

On behalf of MetLife Insurance Company of Connecticut (the "Company") and MetLife of CT Fund UL III for Variable Life Insurance (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus and the Statement of Additional Information for Corporate Select Policy, dated April 28, 2014, being used for certain variable life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and the Statement of Additional Information contained in Post-Effective Amendment No. 16 for the Account filed electronically with the Commission on April 4, 2014.

If you have any questions, please call the undersigned at (617) 578-3031.

Sincerely,

/s/ John E. Connolly, Jr.
-------------------------------------
John E. Connolly, Jr.
Assistant General Counsel
Metropolitan Life Insurance Company